COMPANIES INCLUDED IN THE SCOPE OF THE COMBINED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
COMPANIES INCLUDED IN THE SCOPE OF THE COMBINED FINANCIAL STATEMENTS [Abstract]
Principal Subsidiaries
Company Name	Address	Interest held in % as of December 31, 2020
AUSTRALIA

Genesis Oil & Gas Consultants (Pty) Ltd	1120 Hay St, West Perth WA 6005	100

FMC Technologies Australia Limited	66 Sparks Road - Henderson WA 6166	100

Technip Australia Pty Ltd	1120 Hay St, West Perth WA 6005	100

BELARUS

Technip Bel	Pobediteley avenue, 17, room 1009 220004 Minsk	100

BRAZIL

Cybernetix Produtos E Serviços Do Brasil Ltda.	Rua Dom Marcos Barbosa, nº 2, sala 402 20211-178 Rio de Janeiro	100

Genesis Oil & Gas Brasil Engenharia Ltda.	Rua Paulo Emídio Barbosa, 485, quadra 4 (parte), Cidade Universitária cidade e estado do Rio de Janeiro, CEP: 21941-615	100

Company Name	Address	Interest held in % as of December 31, 2020

CHINA

Shanghai Technip Trading Company	10th Floor - Yunhai Mansion 200031 Shanghai	100

Technip Chemical Engineering (Tianjin) Co., Ltd.	10th Floor - Yunhai Mansion 200031 Shanghai	100

Technip Engineering Consultant (Shanghai) Co., Ltd	10th Floor - Yunhai Mansion 200031 Shanghai	100

Gydan Yard Management Services (Shanghai) Co., Ltd.	ARCTIC LNG 2 18F N°1329 Middle Huaihai Road, Shanghai 200031	84.9

FRANCE

Clecel SAS	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	100

Consorcio Intep SNC	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	90

Cybernetix SAS	Technopôle de Château-Gombert 13382 Marseille Cedex 13	100

Cyxplus SAS	Technopôle de Château-Gombert 13382 Marseille Cedex 13	100

Gydan LNG SNC	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	84

GYGAZ SNC	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	84.85

Middle East Projects International (Technip Mepi)	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	100

Safrel SAS	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	100

SCI les Bessons	Technopôle de Château-Gombert 13382 Marseille Cedex 13	100

Technip Corporate Services SAS	6-8 Allée de l'Arche - Faubourg de l'Arche - ZAC Danton 92400 Courbevoie	100

Technip Eurocash SNC	6-8 Allée de l'Arche - Faubourg de l'Arche - ZAC Danton 92400 Courbevoie	100

Technip France SA	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	100

Technip Ingenierie Defense SAS	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	100

Technip Normandie SAS	14 rue Linus Carl Pauling PAT La Vatine 76130 Mont-Saint-Aignan	100

Technipnet SAS	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	100

Yamal Services SAS(1)	6-8 Allée de l'Arche - Faubourg de l'Arche - ZAC Danton 92400 Courbevoie	50

Yamgaz SNC(2)	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	50

FMC Loading Systems SAS	Route des Clérimois - 89100 Sens	100

FMC Technologies SAS	Bâtiment C, Rue Nelson Mandela, Zone ECOParc, 89100 Sens	100

GERMANY

Technip Offshore Wind Germany - GmbH	Friesstrasse 20 60388 Frankfurt am Main	100

Technip Zimmer GmbH	Friesstrasse 20 60388 Frankfurt am Main	100

INDIA

Technip Global Business Services Private Limited	9th Floor, World Trade Tower (WTT) Tower-B C-1, Sector 16, Noida - 201301, U.P 201301 Noida	100

Technip India Limited	B-22, Okhla Phase, 1 Industrial Area 110020 New Delhi	100

ITALY

Consorzio Technip Italy Procurement Services - TIPS	68, Viale Castello della Magliana 00148 Rome	100

Technip Italy Direzione Lavori S.P.A.	68, Viale Castello della Magliana 00148 Rome	100

Technip Italy S.P.A.	68, Viale Castello della Magliana 00148 Rome	100

TPL - Tecnologie Progetti

Lavori S.P.A. In Liquidazione	68, Viale Castello della Magliana 00148 Rome	100

MALAYSIA

Genesis Oil & Gas Consultants Malaysia Sdn. Bhd.	Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur	100

Technip Far East Sdn Bhd	Suite 13.03, 13th Floor 207 Jalan Tun Razak Kuala Lumpur 50400	100

MEXICO

Technip De Mexico S. De R.L. De C.V.	Blvd. Manuel Ávila Camacho 36, Piso 10, Oficina 1058 Lomas De Chapultepec I Sección. C. P. 11000, Alcaldía Miguel Hidalgo Ciudad de México, México	100

TP Energies Servicios Mexico, S. de R.L. de C.V.	Blvd. Manuel Ávila Camacho 36, Piso 10, Oficina 1058 Lomas De Chapultepec I Sección. C. P. 11000, Alcaldía Miguel Hidalgo Ciudad de México, México	100

TP Oil & Gas Mexico, S. de R.L. de C.V.	Avenida de la Marina Oficina 1 Baja California 22800	100

MOZAMBIQUE

FMC Technologies Mozambique Private Ltd	Distrito Urbano 1, Av. Zedquias Manganhela no 257, 5 Andar,	100

Technip Mozambique Lda	Distrito Urbano 1, Av. Zedquias Manganhela no 257, 5 Andar,	100

NETHERLANDS

Technip Energies N.V.	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton - Danton - 92400 Courbevoie	100

Technip Benelux B.V.	Afrikaweg 30 Zoetermeer 2713 AW	100

Technip EPG B.V.	Barbizonlaan 50 Capelle aan den Ijssel 2908 ME	100

Technip Oil & Gas B.V.	Afrikaweg 30 Zoetermeer 2713 AW	100

NEW-CALEDONIA - FRENCH OVERSEAS TERRITORY

Technip Nouvelle-Caledonie	27 bis Avenue du Maréchal Foch - Galerie CENTER FOCH - Centre-Ville B.P. 4460 98847 NOUMEA	100

NORWAY

Genesis Oil And Gas Consultants Norway AS	Verksgata 1A 4013 Stavanger	100

Inocean AS	B Ryggegata 3 0250 Oslo	51

Kanfa AS	Nye Vakas vei 80 1395 Hvalstad	100

PANAMA

Technip Overseas S.A.	East 53rd Street Marbella, Humboldt Tower 2nd Floor Panama	100

POLAND

Technip Polska Sp. Z o.o.	UI. Promyka 13/4 01-604 Warsaw	100

RUSSIAN FEDERATION

Rus Technip LLC	Prechistenka, str. 40/2, building 1, office XXVII, 4th floor, 119034 Moscow	51

Technip Rus LLC	266 Litera O, Ligovsky Prospect 196084 St Petersburg	99.98

SAUDI ARABIA

Technip Saudi Arabia Limited	Dhahran Center Building - 5th Floor, Suite #501 31952 Al-Khobar	76

TPL Arabia	Dhahran Center Building - 5th Floor, Suite #501 31952 Al-Khobar	90

SINGAPORE

FMC Technologies Singapore Pte. Ltd.	149 Gul Circle - 629605 Singapore	100

Technip Energies Singapore Pte. Ltd.	149 Gul Circle - 629605 Singapore	100

SOUTH AFRICA

Technip South Africa (Pty.) Ltd	34 Monkor Road - Randpark Ridge Randburg 2194	100

SPAIN

Technip Iberia, S.A.	Building n° 8 - Floor 4th Plaça de la Pau s/n World Trade Center - Almeda Park - Cornellà de Llobregat 08940 Barcelone	99.99

SWITZERLAND

Engineering Re AG	Vulkanstrasse 106 8048 Zurich	100

Technipetrol AG	Industriestrasse 13c CH-6304 Zug	100

THAILAND

Technip Engineering (Thailand) Co. Ltd	20th Floor - Suntowers Building A 123 Vibhavadee - Rangsit Road Chatuchak, Bangkok 10900	74

UNITED ARAB EMIRATES

Multi Phase Meters FZE	P. O. Box 262274, Jebel Ali Free Zone, Building LOB-14-Office 414, Dubai, United Arab Emirates, United Arab Emirates	100

UNITED KINGDOM

Coflexip (UK) Ltd	One St Paul’s Churchyard London EC4M 8AP	100

Cybernetix S.R.I.S. Limited	One St Paul’s Churchyard London EC4M 8AP	100

Genesis Oil & Gas Consultants Ltd	One St Paul’s Churchyard London EC4M 8AP	100

Genesis Oil And Gas Ltd	One St Paul’s Churchyard London EC4M 8AP	100

Technip E&C Limited	One St Paul’s Churchyard London EC4M 8AP	100

Technip PMC Services Limited	One St Paul’s Churchyard London EC4M 8AP	100

TechnipFMC Holdings Limited	One St Paul’s Churchyard London EC4M 8AP	100

UNITED STATES

Badger Licensing LLC	Corporation Service Company 251 Little Falls Drive Wilmington, DE 19808	100

Badger Technologies, LLC	c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816	100

Badger Technology Holdings, LLC	c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816	100

Deepwater Technologies Inc.	c/o The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801	75

FMC Technologies, Inc.	c/o The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801	100

Technip E&C, Inc.	c/o CT Corporation System 1999 Bryan Street, Suite 900 Dallas, Texas 75201	100

Technip Energy & Chemicals International, Inc.	c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816	100

Technip Process Technology, Inc.	c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816	100

Technip S&W Abu Dhabi, Inc.	c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816	100

Technip S&W International, Inc.	c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816	100

Technip Stone & Webster Process Technology, Inc	c/o The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801	100

Technip USA, Inc.	The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801	100

VENEZUELA

Inversiones Dinsa, C.A	Avenida Principal de La Urbina, calle 1 con calle 2 Centro Empresarial INECOM, piso 1, oficina 1-1 La Urbina, Minicipio Sucre 1070 Caracas	100

Technip Velam	Avenida Principal de La Urbina, calle 1 con calle 2 Centro Empresarial INECOM, piso 1, oficina 1-1 La Urbina, Minicipio Sucre 1070 Caracas	100

VIETNAM

Technip Vietnam Co., Ltd.	7F, Centec Tower Building 72-74 Nguyen Thi Minh Khai Street and 143-145B Hai Ba Trung Street, Ward 6, District 3, Ho Chi Minh City	100

Associates and Joint Ventures
Company Name	Address	Interest held in % as of December 31, 2020

BAHRAIN

TTSJV W.L.L.	Manama 323	36

BOSNIA AND HERZEGOVINA

Petrolinvest, D.D. Sarajevo	Tvornicka 3 71000 Sarajevo	33

BRAZIL

FSTP Brasil Ltda.	Rua da Candelária, 65, sala 1615 20091-906 Rio de Janeiro	25

CHINA

HQC - TP Co. Ltd	n° 7 Yinghuayuan Dongjie, Chaoyang District Pechino	49

Yamgaz Corporate Management Consultant (Shanghai) Co. Ltd	Room 1602 and 1604, No. 1329 Middle Huaihai Road, Xuhui District, Shanghai	50

COLOMBIA

Tipiel, S.A.	Calle 38 # 8-62 Piso 3 Santafe De Bogota D.C.	45.1

FRANCE

Novarctic SNC	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	33.33

South Tambey LNG(2)	5 place de la Pyramide 92088 La Défense Cedex	50

TP JGC Coral France SNC	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie	50

INDONESIA

PT Technip Engineering Indonesia	Metropolitan Tower, 15th Floor, JL. R. A. Kartini Kav. 14 (T.B Simatupang), Cilandak Jakarta Selatan 12430	48.51

ITALY

Consorzio Technip Italy Worley Parsons	Viale Castello della Magliana, 68 00148 Roma	90

TP - HQC S.R.L.	68, Viale Castello della Magliana 00148 Rome	51

KAZAKHSTAN

TKJV LLP	Flat 33, Building 98Y, Road 3901, Block 939, Manama - Bahrain	36

MALAYSIA

Technip Consultant (M) Sdn. Bhd	Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur	25

Technip Geoproduction (M) Sdn. Bhd.	Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur	31

Technip MHB Hull Engineering Sdn Bhd	Suite 13.03, 13th Floor, Menara Tan & Tan, 207 Jalan Tun Razak, 50400 Kuala Lumpur, Malaysia	50

MEXICO

Ethylene XXI Contractors S.A.P.I. de C.V.	Manuel Ávila Camacho 36, piso 10, Col. Lomas de Chapultepec, C.P. 11000, Ciudad de México	40

Desarrolladora de Etileno, S. de R.L. de C.V.	Manuel Ávila Camacho Número 32, piso 6, oficina 677, colonia Lomas de Chapultepec, C.P. 11000, Ciudad de México	40

MOZAMBIQUE

ENHL- TechnipFMC Mozambique, LDA	Av. Vladimir Lenine, 1123, 7° Andar | Edifício Topázio | Maputo	51

JGC Fluor TechnipFMC Moçambique, LDA	Av. Vladimir Lenine, 1123, 7° Andar | Edifício Topázio | Maputo	33.33

TP JGC Coral Mozambique	Avenida Vladimir Lenine 1123 - 7º andar Edifício Topázio Maputo	50

NETHERLANDS

Etileno XXI Holding B.V.	Kleine Houtweg 33 Haarlem 2012 CB	50

Etileno XXI Services B.V.	Prins Bernhardplein 200 Amsterdam 1097 JB	40

NORWAY

Marine Offshore AS	Vollsveien 17A 1327 Lysaker	51

PORTUGAL

TSKJ - Serviços De Engenharia, Lda.	Avenida Arriaga, numero trinta Terceiro andar - H Freguesia da Sé, Concelho do Funchal 9000-064 Funchal	25

SAUDI ARABIA

Technip Italy Spa & Dar Al Riyadh for Engineering Consulting	Khobar Business Gate, Tower B, 7th Floor, King Faisal Bin Abdul-Aziz Road, Al-Khobar, 34423, Saudi Arabia	60

SINGAPORE

FSTP Pte Ltd	50 Gul Road 629351 Singapore	25

THAILAND

Technip (Thailand) Ltd	20th Floor - Suntowers Building A 123 Vibhavadee - Rangsit Road Chatuchak, Bangkok 10900	49

UNITED ARAB EMIRATES

CTEP FZCO	Jebel Ali Free Zone - Office 10007 P.O. Box 261645 Dubai	40

Yemgas FZCO	Office LB 15312 Jebel Ali Free Zone - Dubai	33.33

UNITED STATES

Spars International Inc.	c/o CT Corporation System 1999 Bryan Street, Suite 900 Dallas, Texas 75201 USA	50

Deep Oil Technology Inc.	11740 Katy Freeway, Suite 100, Houston, TX 77079	50

(1)
TechnipFMC has an ownership interest in Yamal Services SAS of 150.002 shares (of a total outstanding 300.000 shares), or 50.0007%, and obtained a majority interest and voting control over Yamal Services SAS and consolidated the entity effective December 31, 2016.

(2)
TFMC has an ownership interest in both Yamgaz SNC and South Tambey LNG of 200.002 shares (of total outstanding shares), or 50.0005%, and obtained a majority interest and voting control over Yamgaz SNC and South Tambey and consolidated both entities effective December 31, 2016.